LOSS PER SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
LOSS PER SHARE
Net Loss Attributable to the Company	$ (32,903,021)	$ (43,102,732)
Less Dividends and Increase in Redemption Values of GH Group Preferred Shares	(20,250,481)	(1,797,423)
Net Loss Attributable to the Company	$ (53,153,502)	$ (44,900,155)
Weighted-Average Shares Outstanding - Basic	64,182,436	40,280,639
Weighted-Average Shares Outstanding - Diluted	64,182,436	40,280,639
Loss per share - basic	$ (0.83)	$ (1.11)
Loss per share - diluted	$ (0.83)	$ (1.11)